Significant Accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for doubtful debt	$ 373,000	$ 1,607,000	$ 722,000
Depreciation method	straight-line
Useful life	25 years
Salvage value per light weight ton	$ 300	300
Revenue recognition method	straight line
Operating lease expense recognition method	straight line
Office Building [Member]
Annual incremental borrowing rate	4.00%
Operating lease expense	$ 461,000	$ 352,000	$ 403,000